As filed with the Securities and Exchange Commission on August 19, 2015

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 227	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 226	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
220 East Las Colinas  Boulevard, Suite 1200
Irving, Texas 75039
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 227 to the Registrant’s Registration Statement on Form N-1A is being filed with the Securities and Exchange Commission (“SEC”) pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of clarifying that, notwithstanding that the Registrant’s Registration Statement on Form N-1A for the American Beacon Grosvenor Long/Short Fund (the “Fund”), included in Post-Effective Amendment No. 216 (“PEA No. 216”) that was filed with the SEC on April 2, 2015 pursuant to paragraph (a) of Rule 485 under the 1933 Act, became automatically effective on August 14, 2015, the information in PEA No. 216 is not complete, the Fund has not commenced operations and the Fund is not currently offering its securities to the public.  The Fund will commence operations and offer securities to the public only after a complete Prospectus and Statement of Information is filed with the SEC in a subsequent post-effective amendment to the Registrant’s Registration Statement pursuant to Rule 485(b) under the 1933 Act.  No changes to PEA No. 216 are made by this filing.  Accordingly, Parts A, B and C of PEA No. 216 are incorporated herein by reference.  No other series of the Registrant is affected by this filing.

PART A – PROSPECTUS

The Prospectus for the American Beacon Grosvenor Long/Short Fund is incorporated herein by reference to Part A of PEA No. 216.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the American Beacon Grosvenor Long/Short Fund is incorporated herein by reference to Part B of PEA No. 216.

PART C – OTHER INFORMATION

The Part C for the American Beacon Grosvenor Long/Short Fund is incorporated herein by reference to Part C of PEA No. 216.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 227 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on August 19, 2015.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 227 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	August 19, 2015
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	August 19, 2015
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	August 19, 2015
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	August 19, 2015
Joseph B. Armes

Gerard J. Arpey*	Trustee	August 19, 2015
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	August 19, 2015
W. Humphrey Bogart

Brenda A. Cline*	Trustee	August 19, 2015
Brenda A. Cline

Eugene J. Duffy*	Trustee	August 19, 2015
Eugene J. Duffy

Thomas M. Dunning*	Trustee	August 19, 2015
Thomas M. Dunning

Alan D. Feld*	Trustee	August 19, 2015
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	August 19, 2015
Richard A. Massman

Barbara J. McKenna*	Trustee	August 19, 2015
Barbara J. McKenna

R. Gerald Turner*	Trustee	August 19, 2015
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact